INFORMATION BY OPERATING SEGMENTS AND GEOGRAPHIC AREA - Summary of Revenue by Geographic Area and Operating Segment (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of geographical areas [line items]
Revenue by geographic area and operating segment	$ 7,577.5	$ 6,394.7	$ 5,268.5
North America
Disclosure of geographical areas [line items]
Revenue by geographic area and operating segment	4,450.9	3,781.2	3,282.3
Europe
Disclosure of geographical areas [line items]
Revenue by geographic area and operating segment	1,840.7	1,437.5	1,130.7
Asia Pacific
Disclosure of geographical areas [line items]
Revenue by geographic area and operating segment	409.1	256.2	204.5
Latin America (except Brazil)
Disclosure of geographical areas [line items]
Revenue by geographic area and operating segment	142.0	267.2	98.2
Brazil
Disclosure of geographical areas [line items]
Revenue by geographic area and operating segment	630.2	531.4	453.7
Other
Disclosure of geographical areas [line items]
Revenue by geographic area and operating segment	104.6	121.2	99.1
Operating Segments
Disclosure of geographical areas [line items]
Revenue by geographic area and operating segment	7,577.5	6,394.7	5,268.5
Commercial Aviation | Operating Segments
Disclosure of geographical areas [line items]
Revenue by geographic area and operating segment	2,369.8	2,208.6	1,846.8
Commercial Aviation | Operating Segments | North America
Disclosure of geographical areas [line items]
Revenue by geographic area and operating segment	1,886.7	1,615.6	1,489.4
Commercial Aviation | Operating Segments | Europe
Disclosure of geographical areas [line items]
Revenue by geographic area and operating segment	414.1	440.8	293.8
Commercial Aviation | Operating Segments | Asia Pacific
Disclosure of geographical areas [line items]
Revenue by geographic area and operating segment	35.9	29.0	0.0
Commercial Aviation | Operating Segments | Latin America (except Brazil)
Disclosure of geographical areas [line items]
Revenue by geographic area and operating segment	33.1	95.4	32.2
Commercial Aviation | Operating Segments | Brazil
Disclosure of geographical areas [line items]
Revenue by geographic area and operating segment	0.0	0.3	4.2
Commercial Aviation | Operating Segments | Other
Disclosure of geographical areas [line items]
Revenue by geographic area and operating segment	0.0	27.5	27.2
Defense & Security | Operating Segments
Disclosure of geographical areas [line items]
Revenue by geographic area and operating segment	983.9	720.9	515.4
Defense & Security | Operating Segments | North America
Disclosure of geographical areas [line items]
Revenue by geographic area and operating segment	14.6	0.1	1.0
Defense & Security | Operating Segments | Europe
Disclosure of geographical areas [line items]
Revenue by geographic area and operating segment	623.6	384.6	304.9
Defense & Security | Operating Segments | Asia Pacific
Disclosure of geographical areas [line items]
Revenue by geographic area and operating segment	204.5	60.2	67.1
Defense & Security | Operating Segments | Latin America (except Brazil)
Disclosure of geographical areas [line items]
Revenue by geographic area and operating segment	24.8	81.2	0.0
Defense & Security | Operating Segments | Brazil
Disclosure of geographical areas [line items]
Revenue by geographic area and operating segment	115.5	181.9	141.9
Defense & Security | Operating Segments | Other
Disclosure of geographical areas [line items]
Revenue by geographic area and operating segment	0.9	12.9	0.5
Executive Aviation | Operating Segments
Disclosure of geographical areas [line items]
Revenue by geographic area and operating segment	2,205.1	1,762.7	1,408.2
Executive Aviation | Operating Segments | North America
Disclosure of geographical areas [line items]
Revenue by geographic area and operating segment	1,538.8	1,330.3	1,054.1
Executive Aviation | Operating Segments | Europe
Disclosure of geographical areas [line items]
Revenue by geographic area and operating segment	299.2	204.1	226.9
Executive Aviation | Operating Segments | Asia Pacific
Disclosure of geographical areas [line items]
Revenue by geographic area and operating segment	5.3	35.3	20.1
Executive Aviation | Operating Segments | Latin America (except Brazil)
Disclosure of geographical areas [line items]
Revenue by geographic area and operating segment	30.1	36.7	21.4
Executive Aviation | Operating Segments | Brazil
Disclosure of geographical areas [line items]
Revenue by geographic area and operating segment	320.5	156.3	85.7
Executive Aviation | Operating Segments | Other
Disclosure of geographical areas [line items]
Revenue by geographic area and operating segment	11.2	0.0	0.0
Services & Support | Operating Segments
Disclosure of geographical areas [line items]
Revenue by geographic area and operating segment	1,925.6	1,636.5	1,417.6
Services & Support | Operating Segments | North America
Disclosure of geographical areas [line items]
Revenue by geographic area and operating segment	1,009.3	835.1	737.8
Services & Support | Operating Segments | Europe
Disclosure of geographical areas [line items]
Revenue by geographic area and operating segment	481.3	408.0	305.1
Services & Support | Operating Segments | Asia Pacific
Disclosure of geographical areas [line items]
Revenue by geographic area and operating segment	158.8	131.7	117.3
Services & Support | Operating Segments | Latin America (except Brazil)
Disclosure of geographical areas [line items]
Revenue by geographic area and operating segment	54.0	53.9	44.6
Services & Support | Operating Segments | Brazil
Disclosure of geographical areas [line items]
Revenue by geographic area and operating segment	129.7	127.0	141.4
Services & Support | Operating Segments | Other
Disclosure of geographical areas [line items]
Revenue by geographic area and operating segment	92.5	80.8	71.4
Total reportable Segments | Operating Segments
Disclosure of geographical areas [line items]
Revenue by geographic area and operating segment	7,484.4	6,328.7	5,188.0
Total reportable Segments | Operating Segments | North America
Disclosure of geographical areas [line items]
Revenue by geographic area and operating segment	4,449.4	3,781.1	3,282.3
Total reportable Segments | Operating Segments | Europe
Disclosure of geographical areas [line items]
Revenue by geographic area and operating segment	1,818.2	1,437.5	1,130.7
Total reportable Segments | Operating Segments | Asia Pacific
Disclosure of geographical areas [line items]
Revenue by geographic area and operating segment	404.5	256.2	204.5
Total reportable Segments | Operating Segments | Latin America (except Brazil)
Disclosure of geographical areas [line items]
Revenue by geographic area and operating segment	142.0	267.2	98.2
Total reportable Segments | Operating Segments | Brazil
Disclosure of geographical areas [line items]
Revenue by geographic area and operating segment	565.7	465.5	373.2
Total reportable Segments | Operating Segments | Other
Disclosure of geographical areas [line items]
Revenue by geographic area and operating segment	104.6	121.2	99.1
Other Segments
Disclosure of geographical areas [line items]
Revenue by geographic area and operating segment	93.1	66.0	80.5
Other Segments | North America
Disclosure of geographical areas [line items]
Revenue by geographic area and operating segment	1.5	0.1	0.0
Other Segments | Europe
Disclosure of geographical areas [line items]
Revenue by geographic area and operating segment	22.5	0.0	0.0
Other Segments | Asia Pacific
Disclosure of geographical areas [line items]
Revenue by geographic area and operating segment	4.6	0.0	0.0
Other Segments | Latin America (except Brazil)
Disclosure of geographical areas [line items]
Revenue by geographic area and operating segment	0.0	0.0	0.0
Other Segments | Brazil
Disclosure of geographical areas [line items]
Revenue by geographic area and operating segment	64.5	65.9	80.5
Other Segments | Other
Disclosure of geographical areas [line items]
Revenue by geographic area and operating segment	0.0	0.0	0.0
Other Segments | Operating Segments
Disclosure of geographical areas [line items]
Revenue by geographic area and operating segment	$ 93.1	$ 66.0	$ 80.5